Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments
Schedule of fair value of the derivative assets

	As of December 31,
	2017	2018
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	11,535	15,188
Forward foreign exchange contracts	2,123	—
Derivative assets designated and effective as hedging instruments carried at fair value
Cross currency swaps	4,553	—

Total	18,211	15,188

Derivative financial instruments, current assets	2,199	6,222
Derivative financial instruments, non-current assets	16,012	8,966

Total	18,211	15,188

Schedule of fair value of the derivative liabilities

	As of December 31,
	2017	2018
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	1,210	9,196
Forward foreign exchange contracts	—	1,467
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	605	1,429

Total	1,815	12,092

Derivative financial instruments, current liability	1,815	2,091
Derivative financial instruments, non-current liability	—	10,001

Total	1,815	12,092

Schedule of analysis of (Loss)/gain on swaps

	For the year ended December 31,
	2016	2017	2018
Unrealized gain/(loss) on derivative financial instruments held for trading	18,530	10,570	(7,922)
Realized (loss)/gain on interest rate swaps held for trading	(8,435)	(7,842)	1,893
Realized gain on forward foreign exchange contracts held for trading	—	3,730	241
Recycled loss of cash flow hedges reclassified to profit or loss	(23,514)	(4,368)	—
Ineffective portion of cash flow hedges	—	(65)	(289)

Total	(13,419)	2,025	(6,077)

Interest rate swaps
Financial Instruments
Schedule of principal terms of instruments held for trading

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Termination Date	Fixed Interest Rate	December 31, 2017	December 31, 2018
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2020	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog(1)	DNB Bank ASA ("DNB")	July 2016	July 2016	July 2020	1.784%	73,333	73,333
GasLog(2)	DNB	July 2016	July 2016	July 2021	1.729%	73,333	—
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog(3)	HSBC Bank plc ("HSBC")	July 2016	July 2016	July 2020	1.896%	33,333	—
GasLog(3)	HSBC	July 2016	July 2016	July 2021	1.818%	33,333	—
GasLog	HSBC	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog(4)	Nordea Bank Finland	July 2016	July 2016	July 2020	1.905%	66,667	—
GasLog(5)	Nordea Bank Finland	July 2016	July 2016	July 2021	1.84%	66,667	—
GasLog	Nordea Bank Finland	July 2016	July 2016	July 2022	1.815%	66,667	66,667
GasLog(6)	Skandinavinska Enskilda Banken AB ("SEB")	July 2016	July 2016	July 2020	1.928%	50,000	—
GasLog	SEB	July 2016	July 2016	July 2021	1.8405%	50,000	50,000
GasLog(3)	SEB	July 2016	July 2016	July 2022	1.814%	50,000	—
GasLog	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%	100,000	100,000
GasLog	Nordea Bank Finland	Feb 2017	Feb 2017	Mar 2022	2.0145%	100,000	100,000
GasLog	ABN Amro Bank NV ("ABN")	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	100,000
GasLog(7)	Nordea Bank Finland	May 2018	July 2020	July 2026	3.070%	—	N/A
GasLog(5)	Nordea Bank Finland	May 2018	May 2018	July 2026	2.562%	—	66,667
GasLog(7)	SEB	May 2018	July 2020	July 2024	3.025%	—	N/A
GasLog(3)	SEB	May 2018	Apr 2018	July 2025	2.300%	—	50,000
GasLog(7)	DNB	May 2018	July 2020	July 2024	3.056%	—	N/A
GasLog(2)	DNB	May 2018	July 2018	July 2025	2.472%	—	73,333
GasLog(3)	HSBC	May 2018	Apr 2018	July 2024	2.475%	—	33,333
GasLog(3)	HSBC	May 2018	Apr 2018	July 2025	2.550%	—	33,333
GasLog(7)	Citibank Europe Plc. ("CITI")	May 2018	July 2020	July 2024	3.082%	—	N/A
GasLog(7)	CITI	May 2018	July 2021	July 2025	3.095%	—	N/A
GasLog(6)	SEB	December 2018	October 2018	July 2026	2.745%	—	50,000
GasLog(4)	Nordea	December 2018	October 2018	July 2028	2.793%	—	66,667
GasLog(1)	DNB	December 2018	January 2019	July 2025	2.685%	—	N/A
GasLog(8)	SEB	December 2018	July 2020	July 2024	2.9575%	—	N/A
GasLog(8)	Nordea	December 2018	July 2020	July 2024	2.937%	—	N/A
GasLog(8)	DNB	December 2018	April 2020	April 2025	2.979%	—	N/A

					Total	1,170,000	1,170,000

(1)

In December 2018, the Group terminated an interest rate swap originally maturing in July 2020 with an effective date of January 2019. This swap was subsequently replaced with a new swap of the same notional amount of $73,333 with an effective date of January 2019 and a new maturity date of July 2025.

(2)

In May 2018, the Group terminated an interest rate swap originally maturing in July 2021 with an effective date of July 2018. This swap was subsequently replaced with a new swap of the same notional amount of $73,333 with an effective date of July 2018 and a new maturity date of July 2025.

(3)

Effective May 2018, the Group terminated the interest rate swap with SEB originally maturing in July 2022 and replaced with a new swap of the same notional amount of $50,000 with an effective date of April 2018 and a new maturity date of July 2025. In addition, in May 2018, the Group terminated the interest rate swap agreements with HSBC with an aggregate notional value of $66,667 and entered into new agreements of the same notional amounts with an effective date April 2018.

(4)

Effective December 2018, the Group terminated the interest rate swap with Nordea originally maturing in July 2020 and replaced with a new swap of the same notional amount of $66,667 with an effective date of October 2018 and a new maturity date of July 2028.

(5)	Effective May 2018, the Group terminated the interest rate swap originally maturing in July 2021 and replaced it with a new swap of the same notional amount of $66,667 maturing in July 2026.
(6)

Effective December 2018, the Group terminated the interest rate swap with SEB originally maturing in July 2020 and replaced with a new swap of the same notional amount of $50,000 with an effective date of October 2018 and a new maturity date of July 2026.

(7)

In May 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $250,000, with effective dates in July 2020 and July 2021, maturing between 2024 and 2026.

(8)

In December 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $210,000, with effective dates in April and July 2020, maturing between 2024 and 2025.

Cross currency swaps
Financial Instruments
Schedule of principal terms of the hedging instruments

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Original Termination Date	Fixed Interest Rate	December 31, 2017	December 31, 2018
GasLog(1)	DNB Bank ASA	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog(1)	SEB	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog(1)	Nordea Bank Finland	June 2016	June 2016	May 2021	8.59%	30,050	30,050

					Total	90,150	90,150

(1)

On June 27, 2017, GasLog terminated the three CCS agreements by paying their fair value of $20,603 on that date. The cumulative loss of $4,368 from the period that hedging was effective was recycled to profit or loss during the year ended December 31, 2017.

Forward foreign exchange contracts
Financial Instruments
Schedule of principal terms of instruments held for trading

Company	Counterparty	Trade Date	Number of contracts	Settlement Dates	Fixed Exchange Rate (USD/GBP)	Total Exchange Amount (in thousands)
GasLog	SEB	August 2018	3	January - March 2019	1.2860	£1,200
GasLog	SEB	October 2018	3	April - June 2019	1.3128	£1,350
GasLog	SEB	October 2018	6	July - December 2019	1.3228	£2,700

					Total	£5,250

Company	Counterparty	Trade Date	Number of contracts	Settlement Dates	Fixed Exchange Rate (USD/EUR)	Total Exchange Amount (in thousands)
GasLog	Citibank	May 2018	1	January 2019	1.1954	€2,500
GasLog	Citibank	May 2018	1	February 2019	1.1983	€2,500
GasLog	Citibank	May 2018	1	March 2019	1.2012	€2,500
GasLog	SEB	May 2018	3	January - March 2019	1.1984	€7,500
GasLog	ABN	June 2018	1	April 2019	1.1903	€2,500
GasLog	ABN	June 2018	1	May 2019	1.1936	€2,500
GasLog	ABN	June 2018	1	June 2019	1.1968	€2,500
GasLog	DNB	June 2018	1	April 2019	1.1910	€2,500
GasLog	DNB	June 2018	1	May 2019	1.1943	€2,500
GasLog	DNB	June 2018	1	June 2019	1.1975	€2,500
GasLog	Nordea Bank Finland	August 2018	1	July 2019	1.1715	€2,500
GasLog	Nordea Bank Finland	August 2018	1	September 2019	1.1784	€5,000
GasLog	DNB	August 2018	1	July 2019	1.1711	€2,500
GasLog	DNB	August 2018	1	August 2019	1.1747	€5,000

					Total	€45,000